J.P. MORGAN FUNDS

JPMORGAN TRUST I

JPMorgan Global Allocation Fund

(All Share Classes)

(the “Fund”)

Supplement dated November 3, 2025

to the current Summary Prospectuses and Prospectuses, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey A. Geller*	2011	Managing Director
Daniel Bloomgarden	2025	Managing Director
Michael H. Feser	2020	Managing Director
Grace Koo	2014	Managing Director
Philip Camporeale Jr.	2020	Managing Director

*

Mr. Geller has announced his retirement from JPMIM effective late 2026. Mr. Geller will continue to serve on the Fund’s portfolio management team until the first quarter of 2026, at which time a subsequent announcement will be made regarding the specific date that Mr. Geller will cease serving as a listed portfolio manager. Upon his removal as a listed portfolio manager, Mr. Geller will continue to serve as an advisor to management and investment teams through his retirement date in late 2026.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Global Allocation Fund” section of the Funds Prospectuses is hereby deleted in its entirety and replaced with the following:

The Fund is managed by JPMIM’s Multi-Asset Solutions Team (MAS), with primary responsibility held by Jeffrey A. Geller, Daniel Bloomgarden, Michael H. Feser, Grace Koo, and Philip Camporeale Jr. Jeffrey A. Geller, Managing Director and CFA charterholder, has been with JPMIM since 2006 and has managed the Fund since its inception, overseeing all accounts managed by the team. Daniel Bloomgarden, Managing Director is the Global Director of Research for MAS, he joined JPMIM in 2015 and became a portfolio manager of the Fund in 2025, having previously worked as a senior research analyst and portfolio manager in the U.S. Equity Team. Michael H. Feser, Managing Director and CFA charterholder, manages many Risk Managed Strategies for MAS and is co-author of the adviser’s long-term capital market assumptions; he joined JPMIM in 1994 and became a portfolio manager of the Fund in 2020. Grace Koo, Managing Director, Global Co-Head of Total Return & Risk Managed Strategies, joined the firm in 2007, became a member of MAS in 2011, and has managed the Fund since 2014. Philip Camporeale Jr., Managing Director, joined JPMIM in 2000, became a member of MAS in 2011, and has managed the Fund since 2020, having previously worked as a portfolio manager in the global fixed income currency and commodity team. The portfolio managers are responsible for establishing and monitoring the Fund’s strategy and tactical allocations, focusing on portfolio construction, investment strategy selection, and risk management. They are supported by multiple specialist teams who help implement the Fund’s strategies within the parameters set by the portfolio management team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-PM-GA-1125

J.P. MORGAN FUNDS

JPMORGAN TRUST I

JPMorgan Global Allocation Fund

(All Share Classes)

(the “Fund”)

Supplement dated November 3, 2025

to the current Statement of Additional Information (“SAI”), as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey A. Geller	40	66,235,845	50	66,641,372	25	35,256,443
Daniel Bloomgarden**	0	0	0	0	0	0
Michael H. Feser	11	18,168,025	5	927,428	10	4,828,933
Grace Koo	8	13,585,291	1	100,675	0	0
Philip Camporeale Jr.	0	0	1	100,675	0	0

Global Allocation Fund
Jeffrey A. Geller	0	0	0	0	1	662,347
Daniel Bloomgarden**	0	0	0	0	0	0
Michael H. Feser	0	0	0	0	0	0
Grace Koo	0	0	0	0	0	0
Philip Camporeale Jr.	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of September 30, 2025.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in their entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Allocation Fund
Jeffrey A. Geller							X
Daniel Bloomgarden*	X
Michael H. Feser					X
Grace Koo				X
Philip Camporeale Jr.					X

*	As of September 30, 2025.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-PM-SAI-GA-1125